UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312

13F File Number: 28-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Burney
Title:    Chief Financial Officer
Phone:    (610) 727-3702

Signature, Place and Date of Signing:

  /s/ Scott A. Burney               Berwyn, PA                 May 16, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    101

Form 13F Information Table Value Total:   $546,269,577

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
---       --------------------          ----

1         28-10707                      Fairfield Redstone Fund Ltd.

                                                    FORM 13F INFORMATION TABLE

Item 1                             Item 2           Item 3     Item 4     Item 5                        Item 6     Item 7   Item 8
                                                               Market                                 Investment   Other    Voting
Name of Issuer                     Title of Class   Cusip      Value      Shares    SH/PRN  Put/Call  Discretion  Manager  Authority
------------------------------------------------------------------------------------------------------------------------------------
COMTECH TELECOMM CORP              COM NEW          205826209   20897310    401100    SH                 Sole       None     All
LINCARE HOLDINGS INC               COM              532791100   10774428    243600    SH                 Sole       None     All
INAMED CORP                        COM              453235103   10195492    145900    SH                 Sole       None     All
RAYOVAC CORP                       COM              755081106    9480640    227900    SH                 Sole       None     All
VIASAT INC                         COM              92552V100    9090816    486400    SH                 Sole       None     All
NEW RIVER PHARMACEUTICALS INC      COM              648468205    8922450    349900    SH                 Sole       None     All
DISNEY WALT CO                     COM DISNEY       254687106    8205288    285600    SH                 Sole       None     All
MONSANTO CO NEW                    COM              61166W101    8004450    124100    SH                 Sole       None     All
VALUECLICK INC                     COM              92046N102    7944768    748800    SH                 Sole       None     All
WATSCO INC                         CL B             942622200    7620100    181000    SH                 Sole       None     All
SUNOCO INC                         COM              86764P109    7608720     73500    SH                 Sole       None     All
GOOGLE INC                         CL A             38259P508    7473114     41400    SH                 Sole       None     All
SAFENET INC                        COM              78645R107    7365603    251300    SH                 Sole       None     All
COMMUNITY HEALTH SYS INC           COM              203668108    7243825    207500    SH                 Sole       None     All
ALAMOSA HOLDINGS INC               COM              011589108    6961155    596500    SH                 Sole       None     All
ARMOR HOLDINGS INC                 COM              042260109    6898740    186000    SH                 Sole       None     All
UBIQUITEL INC                      COM              903474302    6855440  11023200    SH                 Sole       None     All
ORACLE CORP                        COM              68389X105    6726720    539000    SH                 Sole       None     All
UTI WORLDWIDE INC                  ORD              G87210103    6701925     96500    SH                 Sole       None     All
MOTOROLA INC                       COM              620076109    6507459    434700    SH                 Sole       None     All
BROADCOM CORP                      CL A             111320107    6366976    212800    SH                 Sole       None     All
L-3 COMMUNICATIONS HLDGS INC       COM              502424104    6242658     87900    SH                 Sole       None     All
NETLOGIC MICROSYSTEMS INC          COM              64118B100    6183903    498300    SH                 Sole       None     All
AKAMAI TECHNOLOGIES INC            COM              00971T101    5934726    466200    SH                 Sole       None     All
ALTRIA GROUP INC                   COM              02209S103    5826249     89100    SH                 Sole       None     All
GLOBAL PMTS INC                    COM              37940X102    5784753     89700    SH                 Sole       None     All
ROYAL CARIBBEAN CRUISES LTD        COM              V7780T103    5782886    129400    SH                 Sole       None     All
OPENWAVE SYSTEMS INC               COM NEW          683718308    5754899    472100    SH                 Sole       None     All
ASML HOLDING NV                    NY SHS           N07059111    5634720    336000    SH                 Sole       None     All
STERIS CORP                        COM              859152100    5602975    221900    SH                 Sole       None     All
AFFILIATED COMPUTER SVCS           CL A             008190100    5520988    103700    SH                 Sole       None     All
LIONS GATE ENTERTAINMENT CORP      COM NEW          535919203    5489640    496800    SH                 Sole       None     All
WALTER INDS INC                    COM              93317Q105    5484695    128900    SH                 Sole       None     All
OWENS-ILLINOIS INC                 COM NEW          690768403    5470464    217600    SH                 Sole       None     All
ALASKA COMMUNICATIONS SYS GR       COM              01167P101    5388810    536200    SH                 Sole       None     All
DPL INC                            COM              233293109    5385000    215400    SH                 Sole       None     All
HEADWATERS INC                     COM              42210P102    5382480    164000    SH                 Sole       None     All
INPHONIC INC                       COM              45772G105  5353925.5    235700    SH                 Sole       None     All
ANGIOTECH PHARMACEUTICALS INC      COM              034918102    5352545    348700    SH                 Sole       None     All
NATIONAL OILWELL VARCO INC         COM              637071101  5330945.1    114153    SH                 Sole       None     All
MCDERMOTT INTL INC                 COM              580037109    5290935    279500    SH                 Sole       None     All
DIGITAS INC                        COM              25388K104    5278260    522600    SH                 Sole       None     All
ALLIANCE DATA SYSTEMS CORP         COM              018581108    5276240    130600    SH                 Sole       None     All
CVS CORP                           COM              126650100    5256738     99900    SH                 Sole       None     All
BJ SERVICES CO                     COM              055482103    5255444    101300    SH                 Sole       None     All
AVID TECHNOLOGY INC                COM              05367P100    5255052     97100    SH                 Sole       None     All
HEIDRICK & STRUGGLES INTL INC      COM              422819102    5225017    142100    SH                 Sole       None     All
PRESTIGE BRANDS HOLDINGS INC       COM              74112D101    5222635    295900    SH                 Sole       None     All
WASHINGTON GROUP INTL INC          COM              938862208    5209842    115800    SH                 Sole       None     All
NORDIC AMER TANKER SHIPPING        COM              G65773106    5200520    109600    SH                 Sole       None     All
CAL-MAINE FOODS INC                COM NEW          128030202    5199390    661500    SH                 Sole       None     All
ACAMBIS PLC                        SPONSORED ADR    004286100    5163120    568000    SH                 Sole       None     All
LIFELINE SYS INC                   COM              532192101    5148336    169800    SH                 Sole       None     All
POLYCOM INC                        COM              73172K104    5146020    303600    SH                 Sole       None     All
DIGITAL INSIGHT CORP               COM              25385P106    5120080    312200    SH                 Sole       None     All
NAM TAI ELECTRONICS INC            COM PAR $0.02    629865205    5091240    191400    SH                 Sole       None     All
SKYWORKS SOLUTIONS INC             COM              83088M102    5083810    800600    SH                 Sole       None     All
DENBURY RES INC                    COM              247916208    5080166    144200    SH                 Sole       None     All
SHANDA INTERACTIVE ENTMT LTD       SPONSORED ADR    81941Q203    5046009    166700    SH                 Sole       None     All
TAKE TWO INTERACTIVE SOFTWARE INC  COM              874054109    5043900    129000    SH                 Sole       None     All
TEKELEC                            COM              879101103    4994002    313300    SH                 Sole       None     All
AUTOLIV INC                        COM              052800109    4974660    104400    SH                 Sole       None     All
INTERGRAPH CORP                    COM              458683109    4938034    171400    SH                 Sole       None     All
UNITEDGLOBALCOM INC                CL A             913247508    4879468    515800    SH                 Sole       None     All
ADVANCED MEDICAL OPTICS INC        COM              00763M108    4852140    134000    SH                 Sole       None     All
RADIO ONE INC                      CL D NON VTG     75040P405    4780475    324100    SH                 Sole       None     All
ALADDIN KNOWLEDGE SYS LTD          ORD              M0392N101    4780119    210300    SH                 Sole       None     All
STANDARD PARKING CORP              COM              853790103    4755179    302300    SH                 Sole       None     All
INLAND REAL ESTATE CORP            COM NEW          457461200    4752486    316200    SH                 Sole       None     All
FLIR SYSTEMS INC                   COM              302445101    4699530    155100    SH                 Sole       None     All
DADE BEHRING HOLDINGS INC          COM              23342J206    4684935     79500    SH                 Sole       None     All
MASSEY ENERGY CORP                 COM              576206106    4624620    115500    SH                 Sole       None     All
SAPIENT CORP                       COM              803062108    4608253    627400    SH                 Sole       None     All
BOSTON PRIVATE FINL HKLGS IN       COM              101119105    4571875    192500    SH                 Sole       None     All
PROVIDE COMM INC                   COM              74373W103    4516832    156400    SH                 Sole       None     All
B & G FOODS INC NEW                UNIT 99/99/9999  05508R205    4470000    300000    SH                 Sole       None     All
INTERNET CAP GROUP INC             COM NEW          46059C205    4352400    620000    SH                 Sole       None     All
CASH AMER INTL INC                 COM              14754D100    4278543    195100    SH                 Sole       None     All
LYONDELL CHEMICAL CO               COM              552078107    4129368    147900    SH                 Sole       None     All
ENCYSIVE PHARMACEUTICALS INC       COM              29256X107    4025658    393900    SH                 Sole       None     All
EYETECH PHARMACEUTICALS INC        COM              302297106    3932500    143000    SH                 Sole       None     All
FUELCELL ENERGY INC                COM              35952H106    3832320    384000    SH                 Sole       None     All
MERIDIAN RESOURCE CORP             COM              58977Q109    3664116    710100    SH                 Sole       None     All
AUDIOCODES LTD                     ORD              M15342104    3630224    322400    SH                 Sole       None     All
SRA INTL INC                       CL A             78464R105    3615000     60000    SH                 Sole       None     All
MCCORMICK & SCHMICKS SEAFD R       COM              579793100    3589784    214700    SH                 Sole       None     All
RYANAIR HOLDINGS PLC ADR           SPONSORED ADR    783513104    3514731     80300    SH                 Sole       None     All
TOREADOR RES CORP                  COM              891050106    3455760    190400    SH                 Sole       None     All
AMERICAN TOWER CORP                CL A             029912201    3421771    187700    SH                 Sole       None     All
IMPAX LABORATORIES INC             COM              45256B101    3416000    213500    SH                 Sole       None     All
NDS GROUP PLC                      SPONSORED ADR    628891103    3243782     93400    SH                 Sole       None     All
UNIVERSAL TRUCKLOAD SVCS INC       COM              91388P105    3226190    152900    SH                 Sole       None     All
KERYX BIOPHARMACEUTICALS INC       COM              492515101    3087496    231100    SH                 Sole       None     All
LUMINEX CORP DEL                   COM              55027E102    3029319    402300    SH                 Sole       None     All
LIFE TIME FITNESS INC              COM              53217R207    3021760    112000    SH                 Sole       None     All
FIRST MARBLEHEAD CORP              COM              320771108    2876500     50000    SH                 Sole       None     All
AXESSTEL INC                       COM              05459T101    2752530    627000    SH                 Sole       None     All
XENOGEN CORP                       COM              98410R108    2425800    466500    SH                 Sole       None     All
SYNERON MEDICAL LTD                ORD SHS          M87245102    2389500     75000    SH                 Sole       None     All
AMPEX CORP                         COM              032092306    1565241    239700    SH                 Sole       None     All
PHASE FORWARD INC                  COM              71721R406    1565241    239700    SH                 Sole       None     All

                                                               546269577  27720653

04017.0001 #571391